Financial obligations (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Financial obligations [Abstract]
Disclosure Of Detailed Information About Financial Obligation Explanatory [Text Block]

(a)	This caption is made up as follow:

	2018	2017
	US$(000)	US$(000)

Compañía de Minas Buenaventura S.A.A.(c)
BBVA Banco Continental	61,667	61,667
Banco de Crédito del Perú	61,667	61,667
CorpBanca New York Branch	61,666	61,666
Banco Internacional del Perú	30,000	30,000
ICBC Perú Bank	25,000	25,000
Banco Latinoamericano de Comercio Exterior S.A.	20,000	20,000
Banco de Sabadell, Miami Branch	15,000	15,000
	275,000	275,000
Debt issuance costs	(3,618)	(2,425)
	271,382	272,575
Sociedad Minera El Brocal S.A.A.

Banco de Crédito del Perú – Finance leaseback	94,490	119,464
Debt issuance costs	(976)	(1,377)
	93,514	118,087
Mid-term financial obligation	75,000	80,000
	168,514	198,087
Empresa de Generación Huanza S.A.
Banco de Crédito del Perú – Finance lease	147,166	162,411

Contacto Corredores de Seguros S.A.
BBVA Banco Continental S.A. – Finance lease	-	10

Total financial obligations	587,062	633,083

Classification by maturity:
Current portion	46,166	83,991
Non-current portion (e)	540,896	549,092

Total financial obligations	587,062	633,083

Disclosure of maturity analysis for non-derivative financial liabilities [text block]
(e)	The long-term portion of the financial obligations held by the Group matures as follows:

	2018	2017
	US$(000)	US$(000)

Between 1 and 2 years	278,397	125,215
Between 2 and 5 years	266,625	427,680
	545,022	552,895
Debt issuance costs	(4,126)	(3,803)

	540,896	549,092

Disclosure of reconciliation of liabilities arising from financing activities [text block]
(f)	Below is presented the movement:

	2018	2017	2016
	US$(000)	US$(000)	US$(000)

Beginning balance	633,083	592,342	353,710
Accrual of debt issuance costs in results, note 27(a)	1,024	909	-
Payments	(45,222)	(32,599)	(33,476)
Increase in interest for debt restructuring	(2,207)	-	-
Exchange difference	384	(165)	17
New obligations	-	80,000	275,210
Accrual of debt issuance costs capitalized	-	272	(3,119)
Sale of asset under lease agreement	-	(7,196)	-
Increase of debt issuance costs, note 27(a)	-	(480)	-

Final balance	587,062	633,083	592,342